SIGNIFICANT CUSTOMERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF REVENUES

Customers and IM Customers representing 10% or more of total revenue are presented in the table below:

	For the three months ended March 31,
Insurance Carrier	2022	2021
BlueCross BlueShield	10%	22%
Priority Health	30%	35%
LTC Global	25%	-%
Carriers representing 10% or more of total revenue are presented in the table below:
Insurance Carrier	December 31, 2021	December 31, 2020
BlueCross BlueShield	19%	25.1%
Priority Health	28%	25.5%